Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 277	$ 218	$ 223
Past service cost	(20)	1
Interest cost on defined benefit obligation	268	303	281
Interest income on plan assets	(277)	(323)	(294)
Plan administration costs	7	6	6
Loss on settlements		1
Special termination benefits	10
Net defined benefit plan expense recognized in net income	265	206	216
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	14	11	13
Past service cost	(77)
Interest cost on defined benefit obligation	20	24	25
Net defined benefit plan expense recognized in net income	$ (43)	$ 35	$ 38